Accounting pronouncements	6 Months Ended
Jun. 30, 2012
Accounting pronouncements
Accounting pronouncements

4                                         Accounting pronouncements

Newly issued accounting pronouncements

The Company understands that the recently issued accounting pronouncements that are not effective as of and for the year ending December 31, 2012, are not expected to be relevant for its consolidated financial statements.